Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies

2 3 .	Commitments and contingencies
Capital commitment
As of December 31, 2021 and 2022, the Group has contracted for capital expenditures of RMB765,700 and RMB917,763, respectively.
Other commitments
The Group has the following commitments:
As of December 31, 2021 and 2022, the Group has investment commitment of equity investments without readily determinable fair value of RMB 103.5 million and R
MB119.7

million, respectively.
In October 2019, the Group acquired 17% limited partnership interest in Sequoia Fashion and Technology, which is a PRC limited partnership industry fund. As of December 31, 2021 and 2022, the Group’s total contribution to the fund amounted to RMB480.0 million and there is a remaining investment commitment of RMB1,520.0 million. As of December 31, 2021 and 2022, the Group has investment commitment of other equity method investees of
RM
B
85.8
million and RMB
165.2
million, respectively.
Contingencies
The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material effect on its business, results of operations or cash flows.